Share based payment arrangements (Tables)	9 Months Ended
Sep. 30, 2018
Share based payment arrangements
Schedule of inputs used in the measurement of the fair value at grant date

	Tranche 1	Tranche 2
Parameter
Share price at grant date	USD 13.80	USD 16.15
Exercise price	USD 13.90	USD 16.15
Expected volatility	55.00%	58.40%
Expected dividends	--	--
Risk-free interest rate	2.49%	2.85%
Fair value at grant date	USD 8.00	USD 9.74